Offerings	Jul. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,356,145
Proposed Maximum Offering Price per Unit	1.84
Maximum Aggregate Offering Price	$ 8,015,306.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,227.14
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Spectral AI, Inc. (the “Registrant”), that become issuable under the Spectral AI, Inc. 2023 Long-Term Incentive Plan (the “2023 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transactions. Represents 4,356,145 shares of Common Stock issuable upon the exercise of outstanding stock option awards as of the date of this Registration Statement assumed under the 2023 Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act, and based on $1.84, which is the weighted average exercise price (rounded to the nearest cent) of the outstanding option awards under the 2023 Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	59,700
Proposed Maximum Offering Price per Unit	2.47
Maximum Aggregate Offering Price	$ 147,459.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 22.58
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Spectral AI, Inc. (the “Registrant”), that become issuable under the Spectral AI, Inc. 2023 Long-Term Incentive Plan (the “2023 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transactions. Represents 59,700 shares of Common Stock issuable upon the exercise of restricted stock unit awards under the 2023 Plan as of the date of this Registration Statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $2.47, the average of the high and low sale prices of the Common Stock as reported on the Nasdaq Capital Market on July 23, 2025 (such date being within five business days of the date that this Registration Statement was filed with the Securities and Exchange Commission (the “Commission”)).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,584,155
Proposed Maximum Offering Price per Unit	2.47
Maximum Aggregate Offering Price	$ 8,852,862.85
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,355.37
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Spectral AI, Inc. (the “Registrant”), that become issuable under the Spectral AI, Inc. 2023 Long-Term Incentive Plan (the “2023 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transactions. Represents 3,584,155 shares of Common Stock reserved for issuance for future grants under the 2023 Plan as of the date of this Registration Statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $2.47, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on July 23, 2025 (such date being within five business days of the date that this Registration Statement was filed with the Commission).